UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Annual Report

October 31, 2005

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

The Blankinship Value Fund’s total return for the year ended October 31, 2005 was 9.66%, compared to the Russell 2000 Value Index return of 13.04%, and the S&P 500 Index return of 8.72%.

The Fund’s return was dampened by having a relatively small amount of it’s assets in common stocks.  Although many funds focus on keeping a high percentage of assets in stocks, our 1st priority is finding above-average investments.  When good investments are hard to find, we will hold cash and other short-term investments while we search.  As a relatively new fund, it also requires time to deploy all the Fund’s assets without making investments that don’t meet our standards, or becoming overly concentrated in too few investments.  Although being selective will cause us to lag the indices when they are rising, I believe it reduces our risk of losing money

The Fund began the year with 18.0% of assets invested in stocks of five companies, and ended the year with 57.0% invested in 16 companies.  Although I estimate that, on average, we’ve held these investments for less than nine months, our total return on them is 14.43%.  As a rough comparison, in the most recent nine months, the Russell 2000 Value Index is up 5.49% and the S&P 500 Index is up 3.58%.  As the Fund invested more cash in these companies during the year, its performance relative to the indices tended to improve.  My goal is to continue being selective and invest only in companies I expect to outperform the market indices.

Our Investments

I’ll provide a brief review of some of our investments in common stocks.  Because there are many different views on how to analyze stocks and terminology can be confusing, I’ll first discuss a couple of fundamental terms and concepts.

•

Margin of safety.  This term was coined by Ben Graham, who is usually considered to be the father of value investing, and the person who established security analysis as a respected profession.  Margin of safety can take many forms but generally refers to some kind of buffer, such as a low purchase price, to help protect the investor in case things don’t work out quite as expected.

•

Earnings yield.  This is the annual earnings for a stock, divided by the price.  It is the inverse of the P/E ratio.  I like it better than the P/E ratio because it makes it easier to compare stocks with bonds and other interest bearing investments.  For example, if a stock has $0.80 in annual earnings, and the price is $10 per share, the earnings yield is 8%.  I compare this to returns on fixed rate investments such as 10-year treasuries, which have been yielding below 4.5% lately.  To help provide a “margin of safety” I currently prefer an earnings yield above 6% for stocks.

•

Return on total capital.  The portion of a company’s earnings that aren’t paid out as dividends are generally reinvested in the company and become part of its total capital.  When management reinvests my earnings, I want to get the highest return I can.  Some companies consistently earn over 20% on total capital, but this is rare.  If our earnings can be reinvested at a high rate, the compounding can lead to much better results over time.  Forecasting a company’s future return on total capital can be speculative, so I tend to rely on its historical track record.

Our three investments which had the greatest positive impact on the Fund’s performance during the year are:

Federal Agricultural Mortgage Corporation (AGM), also known as, “Farmer Mac”.  Farmer Mac is similar to Freddie Mac and Fannie Mae, but works in the farm loan market and is much smaller.  As far as I can tell, they also don’t have the accounting and management problems that made the headlines for Fannie and Freddie.  The Fund purchased shares in May of this year when the market price was depressed, apparently due to guilt by association.  At the time of purchase, the earnings yield was above 12% and the dividend was 2.3%.  The market price has since increased by 54.5%.  Since the earnings yield is still relatively high and the business appears profitable and well managed, I am comfortable holding onto it.

Middleby Corp. (MIDD) makes commercial ovens, and is capitalizing on the trend to dine out more often, and on the expansion of American fast food chains overseas.  They are innovative in developing new ovens that make their customer’s operations more profitable and efficient.  We invested in late 2004.  The earnings yield was only about 6%, but the company’s return on capital had been increasing rapidly and the business outlook was very good.  We currently have a 52.6% gain on our investment.  Business prospects remain bright and the management is very strong.

Utah Medical Products (UTMD) is a tiny company (under $100M), that focuses on disposable medical products, especially those used in labor and delivery and neonatal intensive care units.  They have been very profitable, averaging slightly over 25% return on total capital from 1995 through 2003.

In early August, 2004, the FDA issued a press release that they were filing a lawsuit against Utah Medical for alleged violations of their Quality System Regulation (QSR), share price dropped by about 1/3 in one day, and we invested soon after.  Recently, the court dismissed the charges as completely unfounded.  We have a 50.6% capital gain on our shares, and have collected a 3.1% dividend on our original investment.  I like the management and the business, and believe they remain a good investment for the future.

The three investments which had the greatest negative impact on the Fund’s performance during the year are:

Kenneth Cole Productions (KCP) is a small-cap ($600M) company that makes shoes and accessories.  They have a history of managing their brands well, and as a result, have earned high returns on their invested capital, averaging about 17% in recent years.  Kenneth Cole has struggled with changing fashions and a slowing economy since we bought shares, and as a result, the price has declined 7.5%, although they have increased their dividend from 2.1% to 2.7% on our original investment.  They have a strong long-term record and expect they will manage their way through this difficult period.

Lowrance Electronics (LEIX) is a micro-cap ($130M) company which makes fish-finding and navigational equipment for recreational boaters.  After being in a relatively quiet business for many years, their business prospects improved rapidly with the growth of the GPS direction-finding market.  We purchased shares in November, 2004, at an earnings yield above 9%, and returns on capital that were above 25%.  The price of our shares is down 7.1%, but with a 2.6% dividend yield.  Lowrance has been faced with intense competition from a much larger firm and other firms entering the market, as well as commodity-like pricing on many of its products.  If their business doesn’t improve in the next several months, which is a critical season for them, I will consider selling this investment.

Marine Products (MPX) is a small-cap ($400M) company that was spun off from Rollins, the parent company of Orkin pest control, in Spring of 2001.  Marine Products manufactures high-end recreational powerboats.  Their returns on capital have climbed steadily, and were above 27% in 2004.  The share price became very high earlier this year, but was then cut in half by concerns about rising interest rates, a slowing economy, and the brutal hurricanes this Summer.  We initially purchased shares in early September of this year (less than 2 months before the date of this report), at an earnings yield of about 6.4%.  We purchased additional shares in late October after they fell another 13%.  As of 10/31/05, our investment is down 14.2%.  I am very impressed with management and the profitability of the business, and believe it will pay off for us, although it may take a while.  Rising interest rates will certainly hurt, but our shares were purchased at a reasonable price.  I also think we may have a short-term benefit when many of the boats that were destroyed by hurricanes are replaced through the insurance claims process.

In last year’s report, I mentioned my concerns about rising trade and budget deficits and their possible impact on the dollar.  I mentioned that our investment in Unilever (UN) would be likely to benefit if the dollar weakened relative the Euro.  Currency forecasts are notoriously inaccurate, and mine proved to be no exception, at least in the short term.  However, because we got a good purchase price, we’ve made about 25% on Unilever, in spite of the dollar rising significantly against the Euro.  We’ve also made about 25% on our investment in POSCO, the Korean steel company (the dollar weakened slightly against the Korean won).  I am still concerned about deficits and the dollar, and am happy to hold Unilever and POSCO as a way to diversify currency risk.

As you can see, not everything goes according to plan.  However, thanks to the “margin of safety” concept when making our purchases, our overall returns on common stocks were good this year.  I believe we generally hold exceptionally strong companies, purchased at reasonable prices.  I expect them to continue earning high rates on their reinvested earnings, which should give us above-average returns over time.  We will continue looking for more investments with these characteristics.  If we can find enough good companies at good prices to become fully invested, the Fund should do very well.  If we can’t find enough good opportunities, restraint should help minimize our risk.  Although I can’t promise what our future opportunities or results will be, I can promise I will share in them with you, because I have a substantial personal investment in the Fund.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties.  Readers are cautioned that such statements are not guarantees of future performance and that actual results may differ materially from those set forth in the forward-looking statements.  Management of the Fund undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

January 16, 2004 (start of investment operations) to October 31, 2005

$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Jan-04
Feb-04
Mar-04
Apr-04
May-04
Jun-04
Jul-04
Aug-04
Sep-04
Oct-04
Nov-04
Dec-04
Jan-05
Feb-05
Mar-05
Apr-05
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Blankinship Value Fund
Russell 2000 Value Index
S&P 500 Index

Annual Total Returns

	Year Ended 10/31/05	Year Ended 10/31/04*	Average for life of the Fund (1/16/04* to 10/31/05)
Blankinship Value Fund	9.66%	1.69%	6.16
Russell 2000 Value Index	13.04%	4.96%	9.82
S&P 500 Index	8.72%	0.43%	4.93

* The Fund began investment operations on 1/16/04.

Note:  Past performance does not predict future performance and the graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the Russell 2000 Value Index, or the S&P 500 Index, and their returns don’t reflect the expenses that would be incurred for investments in a fund that tracks one of these indexes.

Portfolio Holdings

Top Ten Holdings

(% of Net Assets)

Middleby Corp. (MIDD)

5.56%

Federal Agricultural Mortgage (AGM)

5.32%

Craftmade International (CRFT)

4.23%

Lakeland Industries (LAKE)

4.21%

Unilever NV ADR (UN)

4.20%

Timberland (TBL)

3.84%

Marine Products Corporation (MPX)

3.66%

POSCO ADR (PKX)

3.50%

Utah Medical Products (UTMD)

3.41%

Lawson Products (LAWS)

   3.20%

41.13%

The graphic below shows the categories of the Fund’s holdings as of October 31, 2005, and the percent of net asset value represented by each.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, May 1, 2005 through October 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period* 5/1/05 to 10/31/05
Actual	$1,000.00	$1,085.37	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.14	$0.00

* Expenses are equal to the Fund's annualized expense ratio of 0%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BLANKINSHIP VALUE FUND

Schedule of Investments

October 31, 2005

Shares

Cost

Value

Common stocks – 57.0%

Building materials – 4.2%

Craftmade Intl. (CRFT)

1,200

 $22,740

 $24,828

Consumer durables – 11.4%

Harley Davidson (HDI)

300

14,696

14,859

La-Z-Boy Incorporated (LZB)

1,200

13,174

14,208

Marine Products Corporation (MPX)

2,250

25,008

21,465

Stanley Furniture (STLY)

770

  17,592

  16,478

  70,470

  67,010

Consumer staples – 4.2%

Unilever NV ADR (UN)**

350

  20,100

  24,608

Credit Agency – 5.3%

Federal Agricultural Mortgage

(Class C – non-voting) (AGM)

1,200

  20,194

  31,200

Electronics – 2.6%

Lowrance Electronics (LEIX)

650

  16,194

  15,041

Healthcare products – 3.4%

Utah Medical Devices (UTMD)

700

      13,278

     19,999

Industrial Supply – 3.2%

Lawson Products (LAWS)

550

  17,556

  18,783

Industrial Equipment – 5.6%

Middleby Corp. (MIDD)*

450

  21,377

  32,625

Retail – 3.2%

Autozone (AZO)*

230

  19,418

  18,607

Steel – 3.5%

POSCO ADR (PKX)**

400

  16,860

      20,516

Textiles & apparel – 10.4%

Kenneth Cole Productions (KCP)

550

14,872

13,750

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

October 31, 2005

Lakeland Industries (LAKE)*

1,320

19,670

24,671

Timberland (TBL)*

400

  22,536

  22,520

  57,078

  60,941

Total common stocks

  295,265

  334,158

U.S. Treasury securities – 33.9%

13 week T-Bills due 11/10/05

50,000

49,952

49,952

13 week T-Bills due 11/17/05

25,000

24,959

24,959

13 week T-Bills due 12/15/05

25,000

24,892

24,892

13 week T-Bills due 12/29/05

25,000

24,862

24,862

13 week T-Bills due 1/26/06

50,000

49,535

49,535

13 week T-bills due 2/2/06

25,000

  24,754

  24,754

Total U.S. Treasury securities

  198,954

  198,954

Total investments – 90.9%

 $494,219

  533,112

Other assets in excess of liabilities – 9.1%

  53,497

Net Assets – 100%

 $586,609

* Non-income producing during the period.

** ADR (American Depository Receipt).  Unilever NV is based in the Netherlands.  POSCO is based in South Korea.  All other common stock holdings are U.S. companies.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

October 31, 2005

Assets:

Investments in securities at fair value (cost $494,219)

         $533,112

Cash

78,009

Accounts Receivable

    Interest

          242

Total assets

   611,363

Liabilities:

Payable for securities purchased

    24,754

Net  Assets

 $586,609

Composition of Net Assets:

Shares of common stock, at $.001 par value

$          53

Paid-in capital

        537,871

Net unrealized appreciation of investments

38,892

Net realized undistributed gain on investments

45

Undistributed net investment income

       9,748

Net assets (equivalent to $11.06 per share based on

53,048 shares of capital stock issued and

outstanding, 100,000,000 authorized)

 $586,609

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the Year Ended October 31, 2005

Investment income:

Dividends (net of foreign

withholding taxes of  $224)

        $   3,298

Interest

  8,382

Total income

$11,680

Expenses:

Investment advisory fee (Note 2)

5,351

Administrative fee (Note 2)

          2,675

Total expenses

8,026

Fees waived (Note 2)

   (8,026)

Net expenses

           -

Net Investment Income

  11,680

Realized and unrealized gain from investments:

Net realized gain on investments

55

Net increase in unrealized appreciation of investments

  36,785

Net realized and unrealized gain from investments

    36,840

Net increase in net assets resulting from operations

 $48,520

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statements of Changes in Net Assets from Operations

Year

Period

Ended

Ended

Oct. 31

Oct. 31

    2005

   2004*

Increase in net assets from operations:

Net investment income

$  11,680

$  3,350

Net realized gain (loss) on investments

55

(11)

Net change in unrealized appreciation

on investments

     36,785

    2,107

Net increase in net assets

resulting from operations

48,520

5,446

Distributions to shareholders:

(5,437)

-

Capital share transactions (Note 6)

    49,647

  387,278

Total increase in net assets

92,730

392,724

Net assets, beginning of period

  493,879

  101,155

Net assets, end of period

$586,609

$493,879

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

For a share of capital stock outstanding throughout the year

 Year Ended

Period Ended

Oct. 31, 2005

Oct. 31, 2004*

Per share data:

Net asset value – beginning of period

 $10.19

 $10.02

Income from investment operations:

Net investment income (a)

0.22

0.05

Net realized and unrealized gains on

investments

     0.76

    0.12

Income from investment operations

       0.98

    0.17

Less, distribution

(0.11)

-

Net asset value, end of period

   $11.06

$10.19

Total return (b)

    9.66%

1.69%

Ratios and Supplemental Data:

Net Assets, End of Period

$586,609

$493,879

Ratio of Expenses, after reimbursement, to

Average Net Assets

0.00%

0.00%**

Ratio of Expenses, before reimbursement, to

Average Net Assets

        1.50%

1.50%**

Ratio of Net Investment Income to

Average Net Assets

2.18%

1.75%**

Portfolio turnover rate

    7.80%

0.00%

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

** Annualized

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b) Total return assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

October 31, 2005

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2005

within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities  at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2005

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2.  MANAGEMENT AGREEMENT AND EXPENSES

The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the period ended October 31, 2005, the Adviser waived a total of $8,026 in fees.  The Adviser has contractually and irrevocably waived all fees under the Management Agreement through December 31, 2005.

3.  INVESTMENTS

For the year ended October 31, 2005, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $225,937 and $17,343 respectively.  At October 31, 2005, the gross unrealized appreciation for all securities totaled $46,651 and the gross unrealized depreciation for all securities totaled $7,758 or a net unrealized appreciation of $38,893.  The aggregate cost of securities for federal income tax purposes at October 31, 2005 was $295,265.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2005

4.  FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

$

11,725

Undistributed long-term capital gain

$

-

Unrealized appreciation

$

38,893

5.  DISTRIBUTIONS TO SHAREHOLDERS

On December 30, 2004, a distribution of $0.11 per share, aggregating $5,437, was paid to shareholders of record on this same date from net investment income.  There were no long-term capital gains distributions during the period.

6. CAPITAL SHARE TRANSACTIONS

As of October 31, 2005, 100,000,000 shares of $.001 par value capital stock were authorized and 53,048 shares were issued and outstanding.  Transactions in capital stock were as follows:

  2005

 2004

Shares

Amount

Shares

Amount

Shares Sold

4,070

$44,210

38,358

$387,278

Shares issued in

reinvestment

of distributions

     520

     5,437

         -

             -

4,590

49,647

38,358

387,278

Shares redeemed

          -

             -

         -

             -

Net increase

  4,590

 $49,647

38,358

$387,278

SANVILLE & COMPANY

Certified Public Accountants

1514 Old York Road

Abington, PA 19001

(215) 884-8460

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of the

Blankinship Value Fund,

A Series of the Blankinship Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Blankinship Value Fund, A Series of the Blankinship Funds, Inc. (the “Fund”), including the schedule of investments, as of October 31, 2005 and the related statements of operations, changes in net assets and the financial highlights for the year then ended, and also the statement of changes in net assets and the financial highlights for the period January 16, 2004 (start of investment operations) through October 31, 2004.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2005, verified by examination and by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blankinship Value Fund, A Series of the Blankinship Funds, Inc., as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets and financial highlights for the year then ended and for the period January 16, 2004 (start of investment operations) through October 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

Sanville & Company

November 16, 2005

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2005

(Unaudited)

Proxy Voting Guidelines: The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule: The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Board of Directors: The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA  22102.

Name Address D.O.B. (Period of service*)	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.:5/9/37 (Served since 1/16/04)	Director, Chairman	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 (Served since 1/28/05)	Director	Retired professor of history at George Mason University.
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 (Served since 1/16/04)	Director, President, Treasurer, Secretary

As President of Blankinship Corporation, was a consultant specializing in the design and installation of financial accounting systems until 2003. From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm, where he had overall responsibility for Information Technology.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B.: 9/7/49 (Served since 1/16/04)	Vice-President, Assistant Treasurer, Assistant Secretary	Chief Information Officer, U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

Notes

Notes

Notes

BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

(a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)  Not applicable.

(c)  None.

(d)  None.

(e)  Not applicable.

(f)  The Company’s Code of Ethics is attached as an exhibit.  A copy of the Company’s Code of Ethics may be obtained without charge by calling (800) 240-9631.

Item 3. Audit Committee Financial Expert

The Company does not have a designated financial expert serving on an audit committee.  The Board does not consider this necessary at this time because: 1) it is not required under current regulations; 2) the Board is confident in the quality and transparency of the Fund’s financial reporting; 3) the Fund is relatively small and uncomplicated.  The Board also has confidence in the Fund’s President, Dr. Blankinship, and the Fund’s auditors, Sanville & Company.  Dr. Blankinship is a Director and is a Virginia CPA.  (Since Dr. Blankinship is also President and a Director of the Adviser, Blankinship Corporation, he is an interested Director.)  The Board may reconsider the issue of an audit committee financial expert if circumstances change, such as the Fund increasing significantly in size or complexity.

Item 4. Principal Accountant Fees and Services

Audit Fees   Sanville & Company billed $8,900.00 in audit fees.

Audit-Related Fees  None.

Tax Fees  None.

All Other Fees  None.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a) Rex Blankinship, the President and Treasurer, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)  Code of Ethics is attached as Exhibit EX99.CODE ETH.

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(a)(3)  Not applicable.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

January 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

January 5, 2006